Computation of Earnings Per Ordinary Share and Ordinary Share Equivalent - Computation of basic and diluted earnings per share (Details) (USD $)
In Thousands, except Per Share data, unless otherwise specified
	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Basic earnings per ordinary share and ordinary share equivalents:
Net income (loss) attributable to ordinary shareholders									$ 1,059,916	$ 651,128	$ (474,760)
Weighted average ordinary shares outstanding									287,801	307,372	312,896
Basic earnings per ordinary share & ordinary share equivalents outstanding (in Dollars per share)	$ 1.07	$ 0.48	$ 0.94	$ 1.19	$ 0.27	$ 0.57	$ 0.71	$ 0.56	$ 3.68	$ 2.12	$ (1.52)
Diluted earnings per ordinary share and ordinary share equivalents:
Weighted average ordinary shares outstanding									287,801	307,372	312,896
Impact of share based compensation and certain conversion features									4,268	2,910	0
Weighted average ordinary shares outstanding - diluted									292,069	310,282	312,896
Diluted earnings per ordinary share & ordinary share equivalents outstanding (in Dollars per share)	$ 1.05	$ 0.47	$ 0.93	$ 1.17	$ 0.27	$ 0.56	$ 0.71	$ 0.56	$ 3.63	$ 2.10	$ (1.52)
Dividends per share paid on ordinary shares									$ 0.56	$ 0.44	$ 0.44